Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting

5	Segment reporting
The Group’s Chief Operating Decision Maker (‘CODM’) has been identified as the Chief Executive Officer, who makes key decisions regarding the strategy of and allocation of resources among the separately managed brands. Factors considered in determining the operating segments include how decisions are made regarding recent acquisitions and how budgets are determined and reviewed. These factors are relevant at a brand level. Operating segments are based on the reports reviewed by the CODM at the brand level to make strategic decisions and allocate resources.
The identified reportable segments are described below:
Betway:
Premier single brand online sportsbook and online casino focused business with a global footprint and strategic partnerships with teams and leagues worldwide. Betway additionally recovers sponsorship marketing spend through brand license agreements. This reportable segment aggregates Betway and DGC, which holds an exclusive license to use the Betway brand in the USA.
Spin:
Premier multi-brand online casino focused business with established market leadership in high-growth markets. This reportable segment aggregates Spin and Jumpman, which was acquired in the business combination with Verno (see note 4). Jumpman expands the Group multi-brand casino footprint in the UK, with a similar product offering when compared to Spin.
Amounts recorded in the ‘other’ column represents head office costs.
Information related to each reportable segment is set out below. Adjusted EBITDA is an alternative performance measure used by management as they believe that this information is the most relevant indicator in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA is not a GAAP measure, is not intended as substitute for GAAP measures and may not be comparable to performance measures used by other companies.

	2023 Betway € ‘000s	2023 Spin € ‘000s	2023 Other € ‘000s	2023 Total € ‘000s
Revenue	837,995	598,122	—	1,436,117
Direct and Marketing Expenses[2]	(723,879)	(390,895)	(22,096)	(1,136,870)
General and Administrative Expenses[3]	(77,213)	(40,666)	(30,274)	(148,153)
Depreciation and Amortization Expense	(38,504)	(41,141)	(2,544)	(82,189)
Impairment of Goodwill	(35,949)	—	—	(35,949)
Other Operating Income	3,530	712	1,829	6,071
Finance income	7,850	483	579	8,912
Finance expense	(1,288)	(11)	(1,427)	(2,726)
Change in fair value of option	—	—	(28,642)	(28,642)
Gain on bargain purchase	—	209	—	209
Profit before taxation	(27,458)	126,813	(82,575)	16,780
Adjusted EBITDA[1]	61,343	168,757	(31,922)	198,178

5	Segment reporting (continued)

	2022 Betway € ‘000s	2022 Spin € ‘000s	2022 Other € ‘000s	2022 Total € ‘000s
Revenue	714,165	578,045	—	1,292,210
Direct and Marketing Expenses[2]	(609,924)	(365,110)	(4,266)	(979,300)
General and Administrative Expenses[3]	(61,657)	(57,538)	(24,889)	(144,084)
Depreciation and Amortization Expense	(27,809)	(35,963)	(2,957)	(66,729)
Other Operating Income	3,669	1,609	213	5,491
Finance income	1,398	382	442	2,222
Finance expense	(147)	(178)	(1,020)	(1,345)
Gain on derivative contracts	2,435	1,713	—	4,148
Change in fair value of option	—	21,421	(15,129)	6,292
Transaction fees	—	—	(22,969)	(22,969)
Share listing expense	—	—	(126,252)	(126,252)
Change in fair value of warrant liability	—	—	34,518	34,518
Change in fair value of earnout liability	—	—	237,354	237,354
Foreign exchange on revaluation of warrant and earnout liabilities	—	—	(25,047)	(25,047)
Profit before taxation	22,130	144,381	49,998	216,509
Adjusted EBITDA[1]	57,922	162,941	(9,997)	210,866

	2021 Betway € ‘000s	2021 Spin € ‘000s	2021 Other € ‘000s	2021 Total € ‘000s
Revenue	687,752	632,906	—	1,320,658
Direct and Marketing Expenses[2]	(511,708)	(381,223)	(3,563)	(896,494)
General and Administrative Expenses[3]	(71,550)	(57,678)	(13,524)	(142,752)
Depreciation and Amortization Expense	(49,528)	(33,107)	(925)	(83,560)
Other Operating Income	5,090	587	2,365	8,042
Finance income	977	197	138	1,312
Finance expense	(5,712)	(514)	(144)	(6,370)
Gain on derivative contracts	—	15,830	—	15,830
Transaction fees	—	—	(7,107)	(7,107)
Gain on bargain purchase	11,500	4,849	—	16,349
Profit before taxation	66,821	181,847	(22,760)	225,908
Adjusted EBITDA[1]	122,299	194,398	(24,963)	291,734

[1] Adjusted EBITDA is a non‐GAAP measure and is defined as profit / (loss) before depreciation, amortization, impairment, finance income, finance expense, gain on bargain purchase, transaction fees, gain on derivative contracts, unrealized foreign exchange, impairment of goodwill, share listing expense, foreign exchange on revaluation of warrants and earnouts, change in fair value of warrant and earnout liabilities, change in fair values of options, market closure, expenses in connection with RSU awards (and related payroll costs for the one off RSU award in connection with the Transaction), and other non-recurring adjustments. Refer to the Group Adjusted EBITDA reconciliation below for further details. Adjusted EBITDA has been redefined from definition in the prior year as discussed below; thus, prior year figures have changed.

5	Segment reporting (continued)
[2] Direct and marketing expenses €22.1 million (2022: €4.3 million) (2021: €3.6 million) disclosed as “Other” comprises direct employment costs, which mainly comprises of head office personnel.
[3] General and Administrative expenses €30.3 million (2022: €24.9 million) (2021: €13.5 million) disclosed as “Other” comprises employment, legal, accounting and other central administrative costs incurred at a Super Group (SGHC) Limited level.
A reconciliation of profit (loss) reported in the financial statements to non-GAAP measures (EBITDA and Adjusted EBITDA) is as follows:

	Note	2023 € '000s	2022 € '000s	2021 € '000s
(Loss) / Profit for the year		(8,606)	182,269	235,878
Income tax expense/(benefit)	8	25,386	34,240	(9,970)
Finance income		(8,912)	(2,222)	(1,312)
Finance expense		2,726	1,345	6,370
Depreciation and amortization expense	6	82,189	66,729	83,560
EBITDA		92,783	282,361	314,526
Impairment of goodwill	11	35,949	—	—
Change in fair value of option	19	28,642	(6,292)	—
Market closure[1]		10,397	—	—
Gain on bargain purchase	4	(209)	—	(16,349)
Transaction fees		—	22,969	7,107
Gain on derivative contracts	19	—	(4,148)	(15,830)
Share listing expense	23	—	126,252	—
Foreign exchange on revaluation of warrants and earnouts	23.2, 23.3	—	25,047	—
Change in fair value of warrant liability	23	—	(34,518)	—
Change in fair value of earnout liability	23	—	(237,354)	—
Unrealized foreign exchange[2]		3,526	2,611	(3,080)
Adjusted RSU expense[2,3]		16,836	25,386	—
Other non-recurring adjustments[2]		10,254	8,552	5,360
Adjusted EBITDA		198,178	210,866	291,734
[1] Market closure costs relates to the Group's exit from the Indian Market on October 1, 2023. This includes contract termination costs, bad debt and contract write offs.
[2] Unrealized foreign exchange, additional RSU expenses relating to grants other than the once-off RSUs issued related to awards following the Transaction, and other non-recurring adjustments have been restated in the prior period for consistency with the current period in the Adjusted EBITDA calculation.
[3] Associated payroll expenses relating to the one off RSUs issued related to awards following the Transaction of nil (2022: €1.1 million, 2021: nil) are included in this line.

5	Segment reporting (continued)
Disaggregation of revenue
Group revenue disaggregated by product line for the year ended December 31, 2023:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	481,992	597,139	1,079,131
Sports betting[4]	296,881	—	296,881
Brand licensing[5]	34,059	—	34,059
Other[6]	25,063	983	26,046
Total revenue	837,995	598,122	1,436,117
Group revenues disaggregated by product line for the year ended December 31, 2022:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	298,800	577,078	875,878
Sports betting[4]	376,144	377	376,521
Brand licensing[5]	36,343	215	36,558
Other[6]	2,878	375	3,253
Total revenue	714,165	578,045	1,292,210
Group revenues disaggregated by product line for the year ended December 31, 2021:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	260,293	629,924	890,217
Sports betting[4]	353,876	1,814	355,690
Brand licensing[5]	71,053	—	71,053
Other[6]	2,530	1,168	3,698
Total revenue	687,752	632,906	1,320,658
[4] Online casino and sports betting revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as derivatives under IFRS 9 ‘Financial Instruments’. As discussed in note 2.4, revenue relating to fixed odds contingencies have been reclassified in prior years from sports betting to online casino.
[5] Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
[6] Other relates mainly to DGC usage fee income in 2023 as well as profit share and outsource fees in all years from external customers.

5	Segment reporting (continued)
Geographical Information
The Group’s performance can also be reviewed by considering the geographical markets and geographical locations where the Group generates revenue. The Group has not provided geographic information regarding its non-current assets as this information is not available and is impracticable to determine. Revenue from external customers for the year attributed to Canada is €514.0 million (2022: €541.2 million), (2021: €592.4 million) and South Africa is €317.3 million (2022: €181.0 million), (2021: below 10%). India is below 10% in 2023 (2022: €144.5 million), (2021: below 10%). No other country accounted for more than 10% of total external revenues in the years presented. The Group’s revenue attributable to the country of domicile (Guernsey) is insignificant. The Group further analyzed revenue according to the following regions:

	2023 Betway € ‘000s	2023 Spin € ‘000s	2023 Total € ‘000s
Africa and Middle East	411,017	3,877	414,894
Asia-Pacific	121,300	103,620	224,920
Europe	143,985	80,927	224,912
North America	147,425	396,997	544,422
South/Latin America	14,268	12,701	26,969
	837,995	598,122	1,436,117
	%	%	%
Africa and Middle East	49%	1%	28%
Asia-Pacific	14%	17%	16%
Europe	17%	14%	16%
North America	18%	66%	38%
South/Latin America	2%	2%	2%

	2022 Betway € ‘000s	2022 Spin € ‘000s	2022 Total € ‘000s
Africa and Middle East	267,750	3,786	271,536
Asia-Pacific	184,668	103,183	287,851
Europe	120,804	38,749	159,553
North America	123,756	417,946	541,702
South/Latin America	17,187	14,381	31,568
	714,165	578,045	1,292,210
	%	%	%
Africa and Middle East	37%	1%	21%
Asia-Pacific	26%	18%	22%
Europe	17%	7%	12%
North America	18%	72%	43%
South/Latin America	2%	2%	2%

5	Segment reporting (continued)

	2021 Betway € ‘000s	2021 Spin € ‘000s	2021 Total € ‘000s
Africa and Middle East	212,027	5,350	217,377
Asia-Pacific	201,887	127,863	329,750
Europe	129,248	19,858	149,106
North America	130,683	462,969	593,652
South/Latin America	13,907	16,866	30,773
	687,752	632,906	1,320,658
	%	%	%
Africa and Middle East	31%	1%	17%
Asia-Pacific	29%	20%	25%
Europe	19%	3%	11%
North America	19%	73%	45%
South/Latin America	2%	3%	2%